Performance Management	Oct. 28, 2026
GraniteShares 2x Long AAL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short AAL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short AAL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 48.96% (quarter ended September 30, 2025) and the Fund’s lowest quarterly return was -24.25% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026 was 35.64%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	35.64%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	48.96%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(24.25%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (8/8/2022)
Return Before Taxes	-1.19%	14.51%
Return After Taxes on Distributions	-2.87%	11.74%
Return After Taxes on Distributions and Sale of Fund Shares	-0.69%	9.99%
S&P 500 (No fees, expenses, or taxes applied)	17.88%	17.68%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 1x Short AAPL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short AAPL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long ABNB Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long ADBE Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short ADBE Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long AMC Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 65.44% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -32.77% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was 408.49%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	408.49%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	65.44%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(32.77%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (03/15/2024)
Return Before Taxes	102.87%	-23.24%
Return After Taxes on Distributions	102.87%	-23.24%
Return After Taxes on Distributions and Sale of Fund Shares	60.90%	-17.24%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	19.11%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Short AMD Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 23.92% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -27.74% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was 1.37%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.37%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.92%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	27.74%
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (03/15/2024)
Return Before Taxes	-9.00%	13.58%
Return After Taxes on Distributions	-9.00%	13.58%
Return After Taxes on Distributions and Sale of Fund Shares	-5.33%	10.47%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	19.11%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long ARM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long AVGO Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Short AVGO Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 129.18% (quarter ended September 30, 2025) and the Fund’s lowest quarterly return was -39.84% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2026, was -54.91%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(5491.00%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12918.00%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3984.00%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (12/12/2022)
Return Before Taxes	124.13%	12.75%
Return After Taxes on Distributions	124.13%	12.75%
Return After Taxes on Distributions and Sale of Fund Shares	73.48%	9.98%
S&P 500 (no fees, expenses, or taxes applied)	17.88%	21.07%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long CCL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short CCL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long CEG Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 233.21% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -60.88% (quarter ended December 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -60.85%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(60.85%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	233.21%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(60.88%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (8/8/2022)
Return Before Taxes	-58.46%	-14.47%
Return After Taxes on Distributions	-58.46%	-14.49%
Return After Taxes on Distributions and Sale of Fund Shares	-34.61%	-10.49%
S&P 500 (no fees, expenses or taxes applied)	17.88%	17.68%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Short COIN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 65.68% (quarter ended December 31, 2025) and the Fund’s lowest quarterly return was -83.95% (quarter ended June 30, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -64.53%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(64.53%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	65.68%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(83.95%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (9/3/2024)
Return Before Taxes	-70.87%	-77.34%
Return After Taxes on Distributions	-70.98%	-77.51%
Return After Taxes on Distributions and Sale of Fund Shares	-41.96%	-55.23%
S&P 500 (no fees and expenses, or taxes applied)	17.88%	19.00%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long COST Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long CRWD Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Performance: The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 87.17% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -15.30% (quarter ended December 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was 240.04%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	240.04%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	87.17%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.30%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (11/11/2024)
Return Before Taxes	30.05%	20.04%
Return After Taxes on Distributions	30.05%	20.04%
Return After Taxes on Distributions and Sale of Fund Shares	17.79%	15.31%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	13.75%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Short CRWD Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long CRWV Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long CVNA Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long DELL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Short DELL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long DIS Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long F Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long FSLR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long GLXY Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long GME Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long GOOGL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long HIMS Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long HOOD Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long INTC Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Short INTC Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long IONQ Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long ISRG Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long JPM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short JPM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short JPM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long KO Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short LCID Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short LCID Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long LLY Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short LLY Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long MARA Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long MCD Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 123.64% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -23.51% (quarter ended December 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -2.36%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.36%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	123.64%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	23.51%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (12/12/2022)
Return Before Taxes	0.84%	112.81%
Return After Taxes on Distributions	0.15%	102.30%
Return After Taxes on Distributions and Sale of Fund Shares	0.65%	89.50%
S&P 500 (no fees, expenses, or taxes applied)	17.88%	21.07%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 1x Short META Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Short META Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long MRVL Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 68.65% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -23.25% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -3.13%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(313.00%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6865.00%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(2325.00%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (03/15/2024)
Return Before Taxes	16.85%	4.78%
Return After Taxes on Distributions	16.85%	4.78%
Return After Taxes on Distributions and Sale of Fund Shares	9.97%	3.66%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	19.11%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long MSTR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
GraniteShares 2x Long MU Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 149.03% (quarter ended December 31, 2025) and the Fund’s lowest quarterly return was -6.58% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was 610.86%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	61086.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14903.00%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(658.00%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (11/11/2024)
Return Before Taxes	558.44%	208.74%
Return After Taxes on Distributions	557.47%	208.34%
Return After Taxes on Distributions and Sale of Fund Shares	330.64%	161.37%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	13.75%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Short MU Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long NBIS Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long NFLX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short NFLX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long NKE Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long NOW Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 178.63% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was -44.13% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was 25.16%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	25.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	178.63%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(44.13%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (12/12/2022)
Return Before Taxes	32.48%	181.40%
Return After Taxes on Distributions	32.48%	177.52%
Return After Taxes on Distributions and Sale of Fund Shares	19.23%	155.30%
S&P 500 (no fees, expenses, or taxes applied)	17.88%	21.07%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 1x Short NVDA Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Short NVDA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]
Performance Narrative [Text Block]

Performance: The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information is available online at www.graniteshares.com or by calling 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 15.70% (quarter ended March 31, 2025) and the Fund’s lowest quarterly return was -73.44% (quarter ended March 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2026, was -49.23%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(49.23%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	15.70%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(73.44%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (08/21/2023)
Return Before Taxes	-73.30%	-82.56%
Return After Taxes on Distributions	-74.47%	-83.54%
Return After Taxes on Distributions and Sale of Fund Shares	-43.40%	-42.87%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	22.25%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long NVO Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Short NVO Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long OKLO Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long PANW Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Short PANW Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
GraniteShares 2x Long PDD Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 119.27% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -13.18% (quarter ended December 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -21.26%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(21.26%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	119.27%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(13.18%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (09/03/2024)
Return Before Taxes	222.51%	743.26%
Return After Taxes on Distributions	215.77%	729.92%
Return After Taxes on Distributions and Sale of Fund Shares	132.03%	590.99%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	19.00%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long PM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long QCOM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Short QCOM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long RDDT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long RGTI Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long RIOT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long RIVN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 1x Short RIVN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short RIVN Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SBUX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SMCI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 53.83% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -69.13% (quarter ended December 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -36.22%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(36.22%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	53.83%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(69.13%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (12/10/2024)
Return Before Taxes	-69.52%	-80.16%
Return After Taxes on Distributions	-69.52%	-80.16%
Return After Taxes on Distributions and Sale of Fund Shares	-41.16%	-60.37%
S&P 500 (no fees and expenses, or taxes applied)	17.88%	14.10%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Short SMCI Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SNAP Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SNOW Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SpaceX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

GraniteShares 2x Short SpaceX Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

GraniteShares 2x Long SPOT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 85.34% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -44.22% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -29.25%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(29.25%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	85.34%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(44.22%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (8/8/2022)
Return Before Taxes	3.37%	4.79%
Return After Taxes on Distributions	3.37%	-0.03%
Return After Taxes on Distributions and Sale of Fund Shares	2.00%	1.07%
S&P 500 (no fees and expenses, or taxes applied)	17.88%	17.68%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long TSLA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 102.77% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was -65.00% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -51.11%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart, Year to Date Return	(51.11%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	102.77%
Highest Quarterly Return, Date	Dec. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(65.00%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (8/21/2023)
Return Before Taxes	-25.95%	11.05%
Return After Taxes on Distributions	-25.95%	11.05%
Return After Taxes on Distributions and Sale of Fund Shares	-15.36%	8.56%
S&P 500 (no fees and expenses, or taxes applied)	17.88%	22.25%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 1x Short TSLA Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short TSLA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 71.46% (quarter ended March 31, 2025) and the Fund’s lowest quarterly return was -74.43% (quarter ended December 31, 2024). The calendar year-to-date total return of the Fund as of September 30, 2026, was 5.18%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	71.46%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(74.43%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (8/21/2023)
Return Before Taxes	-75.00%	-80.40%
Return After Taxes on Distributions	-75.83%	-81.40%
Return After Taxes on Distributions and Sale of Fund Shares	-44.42%	-42.17%
S&P 500 (no fees and expenses, or taxes applied)	17.88%	22.25%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 71.46% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -35.73% (quarter ended March 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was 78.43%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	78.43%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	71.46%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(35.73%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (11/11/2024)
Return Before Taxes	75.14%	63.82%
Return After Taxes on Distributions	75.14%	63.82%
Return After Taxes on Distributions and Sale of Fund Shares	44.48%	49.00%
S&P 500 (no fees and expenses, or taxes applied)	17.88%	13.75%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Short TSM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

 During the periods shown in the bar chart above, the Fund’s highest quarterly return was 51.59% (quarter ended June 30, 2025) and the Fund’s lowest quarterly return was -33.62% (quarter ended December 31, 2025). The calendar year-to-date total return of the Fund as of September 30, 2026, was -39.64%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(39.64%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	51.59%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(33.62%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance [Table]
	1 Year	Since Inception (9/3/2024)
Return Before Taxes	46.29%	-4.66%
Return After Taxes on Distributions	40.63%	-7.46%
Return After Taxes on Distributions and Sale of Fund Shares	27.39%	-4.71%
S&P 500 (no fees and expenses, or taxes applied)	17.88%	19.00%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long UNH Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long VRT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund has not yet completed a full calendar year as of the date of this prospectus and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.graniteshares.com
GraniteShares 2x Long WMT Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long XOM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 1x Short XOM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Short XOM Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long XYZ Daily ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
GraniteShares 2x Long SpaceX Daily ETF
Prospectus [Line Items]
Performance Past Does Not Indicate Future [Text]	In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Short SpaceX Daily ETF
Prospectus [Line Items]
Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet completed a full calendar year of investment operations, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
S 000088297 [Member]
Prospectus [Line Items]
Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.